PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Plan Assets) (Details) - The company - Funded pension - IDR (Rp) Rp in Billions	Dec. 31, 2019	Dec. 31, 2018
Corporate bonds
Plan Assets
Fixed income instruments	Rp 341	Rp 314
Level 1
Plan Assets
Cash and cash equivalents	521	873
Equity-based mutual fund	1,027	1,336
Total	12,747	13,023
Level 1 | Finance
Plan Assets
Equity instruments	1,735	1,456
Level 1 | Consumer goods
Plan Assets
Equity instruments	1,085	1,336
Level 1 | Infrastructure, utilities and transportation
Plan Assets
Equity instruments	540	530
Level 1 | Construction, property and real estate
Plan Assets
Equity instruments	210	199
Level 1 | Basic industry and chemical
Plan Assets
Equity instruments	135	124
Level 1 | Trading, service and investment
Plan Assets
Equity instruments	395	420
Level 1 | Mining
Plan Assets
Equity instruments	159	112
Level 1 | Agriculture
Plan Assets
Equity instruments	70	55
Level 1 | Miscellaneous industries
Plan Assets
Equity instruments	292	362
Level 1 | Government bonds
Plan Assets
Fixed income instruments	6,493	6,166
Level 1 | Mutual funds
Plan Assets
Fixed income instruments	85	54
Unquoted
Plan Assets
Direct placement	374	288
Property	186	178
Others	339	308
Total	6,976	6,041
Unquoted | Corporate bonds
Plan Assets
Fixed income instruments	Rp 6,077	Rp 5,267